Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Mar. 05, 2018
Columbia Overseas Core Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,654	$ 11,324	$ 10,355	$ 11,121	$ 10,970	$ 8,861	$ 8,902	$ 9,425
Columbia Overseas Core Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,674	12,196	11,129	11,927	11,723	9,460	9,478	10,000
Columbia Overseas Core Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 13,741	12,251	11,178	11,966	11,753	9,466	9,483	10,000
Columbia Overseas Core Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 13,808	12,303	11,204	11,993	11,784	9,478	9,489	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 14,457	$ 13,291	$ 11,617	$ 11,994	$ 11,664	$ 9,525	$ 9,580	$ 10,000